Breakdown of Expenses by Nature - Schedule of Breakdown of Cost of Sales, Selling, General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Breakdown of Cost of Sales, Selling, General and Administrative Expenses [Abstract]
Changes in inventories of merchandised goods	$ 5,728,614	$ 7,521,466	$ 6,023,207
Storage cost	740,994	1,034,158	926,131
Transportation cost	3,510,296	6,361,180	2,865,295
Consumption of packing material	653,176	1,073,720	939,350
Depreciation and amortization	79,002	66,091	58,235
Labor cost	1,894,087	2,610,377	2,831,507
Outsourcing expenses	424,800	626,939	460,503
Others	1,411,304	820,587	914,926
Total cost of sales, selling, general and administrative expenses	$ 14,442,273	$ 20,114,518	$ 15,019,154